Schedule of Fair value Using Black Scholes Method (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value		$ 2,732,329	$ 39,444
Number of Option		18,521,166	8,065,166	7,515,166
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		18,521,166
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		2 years 6 months
Number of Option		5,555,000	450,000
Warrants, Fair Value		$ 6,734,613	$ 271,547
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years			3 years
Warrants, Exercise Price		1.06	$ 0.46
Warrants, Market Price on Grant Date		$ 1.06	$ 0.46
Warrants, Volatility Percentage		119.00%	158.00%
Warrants, Reporting Date		1/16
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years			5 years
Warrants, Exercise Price		$ 1.96	$ 1.13
Warrants, Market Price on Grant Date		$ 1.96	$ 1.13
Warrants, Volatility Percentage		121.00%	160.00%
Warrants, Reporting Date		6/26/24
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	5 years
Number of Option	4,745,000	5,120,000
Warrants, Fair Value	$ 10,278,150	$ 10,637,831
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price	2.19	$ 1.00
Warrants, Market Price on Grant Date	$ 2.19	$ 2.37
Warrants, Volatility Percentage	155.00%	155.00%
Warrants, Reporting Date	1/17
Warrants, Reporting Date		1/17
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		10 years
Warrants, Exercise Price	$ 2.37	$ 2.37
Warrants, Market Price on Grant Date	$ 2.37	$ 1.00
Warrants, Volatility Percentage	162.00%	162.00%
Warrants, Reporting Date	3/27/24	9/10/24
Scenario Three [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option	5,420,000
Warrants, Fair Value	$ 6,633,848
Scenario Three [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.57
Warrants, Market Price on Grant Date	$ 1.57
Warrants, Volatility Percentage	119.00%
Warrants, Reporting Date	1/16
Warrants, Reporting Date			7/10
Scenario Three [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	10 years
Warrants, Exercise Price	$ 1.96
Warrants, Market Price on Grant Date	$ 1.96
Warrants, Volatility Percentage	121.00%
Warrants, Reporting Date	3/11/24		8/18/23
Scenario Four [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 0.45
Warrants, Market Price on Grant Date	$ 0.42
Warrants, Volatility Percentage	162.00%
Warrants, Reporting Date	02/21/25
Number of Option	500,000
Warrants, Fair Value	$ 205,165
Scenario Four [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Volatility Percentage	161.00%
Warrant [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		1/17/25
Warrants, Relative Fair Value		$ 2,732,329
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 0.4348
Warrants, Market Price on Grant Date		$ 0.5435
Warrants, Volatility Percentage		161.00%
Warrants, Risk-Free Rate		0.0442%